Securities - Gross Unrealized Losses and Fair Value, Aggregated by Investment Category and Length of Time that Individual Securities have been in a Continuous Unrealized Loss Position (Details) - USD ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Gain (Loss) on Investments [Line Items]
Less than 12 Months, Fair Value	$ 50,355	$ 5,182
Less than 12 Months, Unrealized Losses	(641)	(36)
12 Months or More, Fair Value	0	44,750
12 Months or More, Unrealized Losses	0	(500)
Total, Fair Value	50,355	49,932
Total, Unrealized Losses	(641)	(536)
U.S. government agencies
Gain (Loss) on Investments [Line Items]
Less than 12 Months, Fair Value	39,528	0
Less than 12 Months, Unrealized Losses	(472)	0
12 Months or More, Fair Value	0	44,750
12 Months or More, Unrealized Losses	0	(500)
Total, Fair Value	39,528	44,750
Total, Unrealized Losses	(472)	(500)
Subordinated notes
Gain (Loss) on Investments [Line Items]
Less than 12 Months, Fair Value	996
Less than 12 Months, Unrealized Losses	(4)
12 Months or More, Fair Value	0
12 Months or More, Unrealized Losses	0
Total, Fair Value	996
Total, Unrealized Losses	(4)
State and municipal obligations
Gain (Loss) on Investments [Line Items]
Less than 12 Months, Fair Value	9,831	5,182
Less than 12 Months, Unrealized Losses	(165)	(36)
12 Months or More, Fair Value	0	0
12 Months or More, Unrealized Losses	0	0
Total, Fair Value	9,831	5,182
Total, Unrealized Losses	$ (165)	$ (36)